Label	Element	Value
(ASG Dynamic Allocation Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation. The secondary goal of the Fund is the protection of capital during unfavorable market conditions.
Expense [Heading]	rr_ExpenseHeading	 Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 76 of the Prospectus, in Appendix A to the Prospectus and on page 121 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	 Shareholder Fees   (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	 Annual Fund Operating Expenses  (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2020
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 1.00% contingent deferred sales charge ("CDSC") may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Strategy [Heading]	rr_StrategyHeading	 Investments, Risks and Performance   Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund tactically allocates its investments across a range of asset classes and global markets. Under normal market conditions, the Adviser will typically use a variety of derivative instruments, including equity, fixed-income and currency futures contracts and currency forward contracts, as well as exchange-traded funds ("ETFs") and money market and other short-term, high-quality securities, to achieve exposures to the following asset classes: (i) U.S. equity securities; (ii) foreign developed market equity securities; (iii) emerging market equity and fixed-income securities; (iv) U.S. fixed-income securities; and (v) foreign developed market fixed-income securities. Emerging markets are economies that the Adviser believes are not generally recognized to be fully developed markets, as measured by gross national income, financial market infrastructure, market capitalization and/or other factors. The Fund will typically obtain its target allocations through the use of long positions in futures and/or forward contracts, as well as investments in ETFs, which can provide exposure to certain asset classes that may not be readily available via futures contracts (e.g., domestic and international corporate bonds). The Fund may also hold short positions through the use of derivatives for hedging purposes. The Fund may obtain exposure to below investment grade fixed-income securities, also known as "junk bonds," through its investments in ETFs. Below investment grade fixed-income securities are rated below investment grade quality (i.e., none of the three major rating agencies (Moody's Investors Service, Inc., Fitch Investor Services, Inc. or S&P Global Ratings) have rated the securities in one of their respective top four ratings categories).
In deciding which investments to buy and sell, the Adviser uses a quantitative systematic approach which analyzes multiple time periods. The approach consists of overweighting and/or underweighting allocations to asset classes based on a number of factors, including momentum signals, changes in hedge fund positioning, and/or market volatility. For example, the Adviser may overweight an asset class that demonstrates increasing momentum and/or hedge fund exposure relative to other asset classes. In estimating changes in hedge fund positioning, the Adviser may use various approaches, including an analysis of the returns of hedge funds included in one or more commercially available databases selected by the Adviser (for example, the Lipper TASS hedge fund database). When determining allocations to asset classes, the Adviser will also take into consideration correlations between assets and the volatilities of these assets. The minimum exposure to each asset class may be as low as 0% of total assets.
The Adviser separately manages the Fund's investments in derivatives and ETFs (the "Dynamic Allocation Portion") and the Fund's investments in money market and other short-term, high-quality securities (the "Money Market Portion," described further below). The Dynamic Allocation Portion will obtain economic leverage through the use of derivative instruments. Leverage can vary over time based on market conditions and the net notional value of the Dynamic Allocation Portion's investment exposure will not exceed 200% of the Fund's total assets. The Fund's total investment exposure may be greater than 200% of the Fund's total assets because it includes exposures obtained through both the Dynamic Allocation Portion and the Money Market Portion. Because the Fund's investment exposure will often exceed its total assets, it will be subject to increased risk compared to funds that do not leverage their investment exposure. While this increased investment exposure may magnify the Fund's potential for gains, it will also magnify the potential for losses. For these reasons, the Fund is intended for long-term investors.
The Adviser will seek to manage the annualized volatility (a statistical measure of the variation of returns) of the Fund's overall portfolio as part of the investment approach. The Adviser will monitor the portfolio daily, and will generally seek an annualized volatility level of no greater than 20% (as measured by the standard deviation of the Fund's returns). The Fund's actual or realized volatility during certain periods or over time may significantly exceed 20% for various reasons, including changes in market levels of volatility and investments in instruments that are inherently volatile. This would increase the risk of investing in the Fund.
The Fund expects that, under normal market conditions, it will invest at least 40% of its total assets in the Money Market Portion. The Fund may invest less than this percentage in the Money Market Portion and the Adviser will determine the percentage of the Fund's assets that will be invested in the Money Market Portion at any time. The assets allocated to the Money Market Portion will be used primarily to provide collateral for the Fund's investments in derivatives and, secondarily, to provide the Fund with incremental income and liquidity. Although the Fund will invest a significant portion of its assets in money market instruments, the Fund is not a "money market" fund and the value of the Money Market Portion as well as the value of the Fund's shares may decrease. The Fund is not subject to the portfolio quality, maturity and net asset value requirements applicable to money market funds, and the Fund will not seek to maintain a stable net asset value. The Fund will concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its total assets in securities and other obligations (for example, bank certificates of deposit, repurchase agreements and time deposits) of issuers in that industry.
The Adviser will only invest the assets of the Money Market Portion in high-quality securities which are denominated in U.S. dollars, and will select securities for investment based on various factors, including the security's maturity and rating. The Adviser will invest primarily in: (i) short-term obligations issued or guaranteed by the United States government, its agencies or instrumentalities; (ii) securities issued by foreign governments, their political subdivisions, agencies or instrumentalities; (iii) certificates of deposit, time deposits and bankers' acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks; (iv) variable amount master demand notes; (v) participation interests in loans extended by banks to companies; (vi) commercial paper or similar debt obligations; and (vii) repurchase agreements.
The Fund expects to add commodities as an available asset class for investment at a future date. Although the Fund does not intend to invest in physical commodities directly, the Fund expects to obtain investment exposure to commodities and commodity-related derivatives by investing in a wholly-owned subsidiary expected to be organized under the laws of the Cayman Islands that will make commodity-related investments (the "Commodity Subsidiary"). The Fund anticipates registering the Commodity Subsidiary upon the attainment of approximately $100 million in assets under management. The maximum exposure to commodities will be 20% of total assets.
The Fund is non-diversified, which means that it may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.
The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund's return, and realization of greater short-term capital gains, distributions of which are taxable as ordinary income to taxable shareholders.
Trading costs and tax effects associated with frequent trading may adversely affect the Fund's performance. The Fund's trading in derivatives is active and frequent. Active and frequent trading of derivatives, like active and frequent trading of securities, will result in transaction costs which reduce fund returns.
The percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time.

Risk [Heading]	rr_RiskHeading	 Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.
Allocation Risk: This is the risk that the Adviser's judgments about, and allocations between, asset classes and market exposures may adversely affect the Fund's performance. The allocation, as set forth above, may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation. This risk can be increased by the use of derivatives to increase allocations to various market exposures. This is because derivatives can create investment leverage, which will magnify the impact to the Fund of its investment in any underperforming market exposure.
Below Investment Grade Fixed-Income Securities Risk: The Fund's investments in below investment grade fixed-income securities, also known as "junk bonds," may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit/counterparty risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment grade fixed-income securities.
Commodity Risk: This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.
Commodity Subsidiary Risk: Investing in the Commodity Subsidiary will indirectly expose the Fund to the risks associated with the Commodity Subsidiary's investments, such as commodity risk. The Commodity Subsidiary will not be registered under the Investment Company Act of 1940 (the "1940 Act") and will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund is organized and the Commodity Subsidiary is expected to be organized, respectively, could negatively affect the Fund and its shareholders.
Concentrated Investment Risk: The Fund is particularly vulnerable to events affecting companies in the financial services industry because the Fund concentrates its investments in securities and other obligations of issuers in such industry. Examples of risks affecting the financial services industry include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier. As a result, the Fund's shares may rise and fall in value more rapidly and to a greater extent than shares of a fund that does not concentrate or focus in a particular industry or economic sector.
Credit/Counterparty Risk: Credit/counterparty risk is the risk that the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter ("OTC") derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains. This risk will be heightened to the extent the Fund enters into derivative transactions with a single counterparty (or affiliated counterparties that are part of the same organization), causing the Fund to have significant exposure to such counterparty.
Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest a significant portion of its assets in currency-related instruments and may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.
Derivatives Risk: Derivative instruments (such as those in which the Fund may invest, including futures and forward contracts) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to commodities markets, securities market values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. The Fund's use of derivatives, such as futures, forward contracts, and other foreign currency transactions and commodity-linked derivatives involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward contracts and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. The Fund's derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund. There is a risk that the Adviser's use of derivatives, such as futures and forward contracts, to manage the Fund's volatility may be ineffective or may exacerbate losses, for example, if the derivative or the underlying assets decrease in value over time.
Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by the U.S. government and an issuer's unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.
Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock.
Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
Interest Rate Risk: Interest rate risk is the risk that the value of the Fund's investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. In addition, an economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell them, negatively impacting the performance of the Fund. Potential future changes in government monetary policy may affect the level of interest rates, and the current historically low interest rate environment, combined with the Federal Reserve Board's conclusion of its quantitative easing program and recent increases in interest rates, increases the likelihood of interest rates rising in the future.
Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of any other investment companies, including ETFs, in which it invests in addition to its own expenses. In addition, investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs.
Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, including short-term capital gains taxable as ordinary income, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund's expenses.
Leverage Risk: Use of derivative instruments may involve leverage. Taking short positions in securities results in a form of leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on the fund's returns, and may lead to significant losses if investments are not successful.
Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund's investments or in their capacity or willingness to transact may increase the Fund's exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to greater liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Non-exchange traded derivatives are generally subject to greater liquidity risk as well. Liquidity issues may also make it difficult to value the Fund's investments.
Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.
Market/Issuer Risk: The market value of the Fund's investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund's investments, such as management performance, financial condition and demand for the issuers' goods and services. The Adviser will attempt to reduce this risk by implementing various volatility management strategies and techniques. However, there is no guarantee that such strategies and techniques will produce the intended result.
Models and Data Risk: The Adviser utilizes various proprietary quantitative models to identify investment opportunities. There is a possibility that one or all of the quantitative models may fail to identify profitable opportunities at any time. Furthermore, the models may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses for the Fund. Models may be predictive in nature and such models may result in an incorrect assessment of future events. Data used in the construction of models may prove to be inaccurate or stale, which may result in losses for the Fund.
Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value.
Short Exposure Risk: A short exposure through a derivative or short sale may present various risks, including credit/counterparty risk and leverage risk. If the value of the asset, asset class or index on which the Fund has obtained a short investment exposure increases, the Fund will incur a loss. Unlike a direct cash investment such as a stock, bond or ETF, where the potential loss is limited to the purchase price, the potential risk of loss from a short exposure is theoretically unlimited. The Fund may be unable to borrow securities in connection with a short sale or to enter into a short position at an advantageous time or price, which could limit its ability to obtain the desired short exposure. Moreover, there can be no assurance that securities necessary to cover (repurchase in order to close) a short position will be available for purchase.
U.S. Government Securities Risk: Investments in certain U.S. government securities may not be supported by the full faith and credit of the U.S. government. Accordingly, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S. government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment. Concerns about the capacity of the U.S. government to meet its obligations may raise the interest rates payable on its securities, negatively impacting the price of such securities already held by the Fund.
Valuation Risk: This is the risk that the Fund has valued certain securities or positions at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, that may be illiquid or may become illiquid.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year and life-of-fund periods compare to those of two broad measures of market performance. The Blended Index is an unmanaged, blended index composed of the following weights: 60% MSCI World Index (Net) and 40% Bloomberg Barclays U.S. Aggregate Bond Index. The two indices composing the Blended Index measure, respectively, the performance of global equity securities and global sovereign fixed-income securities. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-225-5478.
The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

Bar Chart [Heading]	rr_BarChartHeading	 Total Returns for Class Y Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: First Quarter 2017, 6.25% Lowest Quarterly Return: Fourth Quarter 2018, -9.89%
Performance Table Heading	rr_PerformanceTableHeading	 Average Annual Total Returns    (for the periods ended December 31, 2018)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The Fund did not have Class T shares outstanding during the periods shown above. The returns of Class T shares would have been substantially similar to the returns of the Fund's other share classes because they would have been invested in the same portfolio of securities and would only differ to the extent the other share classes did not have the same expenses. Performance of Class T shares shown above is that of Class A shares, which have the same expenses as Class T shares, restated to reflect the different sales load applicable to Class T shares.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares for the 1-year period exceeds the Return Before Taxes due to an assumed tax benefit from losses on a sale of Fund shares at the end of the measurement period. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year and life-of-fund periods compare to those of two broad measures of market performance.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one class of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	im.natixis.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5478
(ASG Dynamic Allocation Fund) | Morningstar Global Allocation Index
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(5.56%)
Life of Fund/Life of Class N	rr_AverageAnnualReturnSinceInception	5.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(ASG Dynamic Allocation Fund) | Blended Index
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(5.07%)
Life of Fund/Life of Class N	rr_AverageAnnualReturnSinceInception	4.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(ASG Dynamic Allocation Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.67%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.68%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.47%	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 691
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,031
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,394
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,411
Past 1 Year	rr_AverageAnnualReturnYear01	(14.83%)
Life of Fund/Life of Class N	rr_AverageAnnualReturnSinceInception	1.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(ASG Dynamic Allocation Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.40%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.44%	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 299
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	707
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,241
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,703
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	199
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	707
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,241
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,703
Past 1 Year	rr_AverageAnnualReturnYear01	(11.18%)
Life of Fund/Life of Class N	rr_AverageAnnualReturnSinceInception	2.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(ASG Dynamic Allocation Fund) | Class T
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.67%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.68%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.47%	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 370
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	722
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,097
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,149
Past 1 Year	rr_AverageAnnualReturnYear01	(11.83%)
Life of Fund/Life of Class N	rr_AverageAnnualReturnSinceInception	2.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(ASG Dynamic Allocation Fund) | Class Y
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.41%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.45%	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	402
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	728
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,652
Annual Return 2016	rr_AnnualReturn2016	2.57%
Annual Return 2017	rr_AnnualReturn2017	21.19%
Annual Return 2018	rr_AnnualReturn2018	(9.39%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return: First Quarter 2017, 6.25%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.25%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return: Fourth Quarter 2018, -9.89%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.89%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Past 1 Year	rr_AverageAnnualReturnYear01	(9.39%)
Life of Fund/Life of Class N	rr_AverageAnnualReturnSinceInception	3.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(ASG Dynamic Allocation Fund) | Class Y | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(10.56%)
Life of Fund/Life of Class N	rr_AverageAnnualReturnSinceInception	1.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(ASG Dynamic Allocation Fund) | Class Y | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(5.41%)
Life of Fund/Life of Class N	rr_AverageAnnualReturnSinceInception	2.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(ASG Global Alternatives Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund pursues an absolute return strategy that seeks to provide capital appreciation consistent with the risk-return characteristics of a diversified portfolio of hedge funds. The secondary goal of the Fund is to achieve these returns with less volatility than major equity indices.

Expense [Heading]	rr_ExpenseHeading	 Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 76 of the Prospectus, in Appendix A to the Prospectus and on page 121 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	 Shareholder Fees   (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	 Annual Fund Operating Expenses  (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2020
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 1.00% contingent deferred sales charge ("CDSC") may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 59% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.00%
Strategy [Heading]	rr_StrategyHeading	 Investments, Risks and Performance   Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve long and short exposure to global equity, bond, currency and commodity markets through a wide range of derivative instruments and direct investments. Under normal market conditions, the Adviser typically will make extensive use of derivative instruments, in particular futures, forward contracts and swaps on global equity and fixed-income securities, securities indices (including both broad- and narrow-based securities indices), currencies, commodities and other instruments. These investments are intended to provide the Fund with risk and return characteristics similar to those of a diversified portfolio of hedge funds. The Fund may also make direct long and short investments in equity and fixed-income securities.
The Fund seeks to generate absolute returns over time rather than track the performance of any particular index of hedge fund returns. In selecting investments for the Fund, the Adviser uses quantitative models to estimate the market exposures that drive the aggregate returns of a diverse set of hedge funds. The Adviser seeks to capture these market exposures in the aggregate while adding value through dynamic allocation among market exposures and volatility management. These market exposures may include, for example, exposures to the returns of stocks, fixed-income securities (including U.S. and non-U.S. government securities, as well as corporate debt securities), currencies and commodities. In estimating these market exposures, the Adviser may use various approaches, including analyses of the returns of hedge funds included in one or more commercially available databases selected by the Adviser (for example, the Lipper TASS hedge fund database) and regulatory filings. The Fund may also directly employ various strategies commonly used by hedge funds that seek to profit from underlying risk factors, such as merger arbitrage and trend-following strategies. In a merger arbitrage strategy, the Adviser buys shares of target companies in corporate reorganizations and establishes short positions in shares of the acquiring companies. Trend-following strategies analyze markets over various time horizons to invest either long or short in assets whose values are rising or falling, respectively.
The Adviser will have great flexibility to allocate the Fund's exposure among various securities, indices, currencies, commodities and other instruments; the amount of the Fund's assets that may be allocated to various strategies and among investments is expected to vary over time. When buying and selling securities and other instruments for the Fund, the Adviser also may consider other factors, such as: (i) the Fund's obligations under its various derivative positions; (ii) portfolio rebalancing; (iii) redemption requests; (iv) yield management; (v) credit management; and (vi) volatility management. The Fund will not invest directly in hedge funds. The Fund may invest in non-U.S. securities and instruments and securities and instruments traded outside the United States, and expects to engage in non-U.S. currency transactions.
The Adviser currently targets an annualized volatility level of 9% or less (as measured by the standard deviation of the Fund's returns). The Fund's actual or realized volatility during certain periods or over time may materially exceed its target volatility for various reasons, including changes in market levels of volatility and because the Fund's portfolio may include instruments that are inherently volatile. This would increase the risk of investing in the Fund.
Under normal market conditions, it is expected that no more than 25% of the Fund's total assets will be dedicated to initial and variation margin payments relating to the Fund's derivative transactions. The gross notional value of the Fund's derivative investments, however, will generally exceed 25% of the Fund's assets, and may significantly exceed the total value of the Fund's assets. The Adviser will invest a portion of the Fund's assets, which may vary over time, in short-term, high-quality securities. Such investments will be used primarily to finance the Fund's investments in derivatives and, secondarily, to provide the Fund with incremental income and liquidity, and may include: (i) short-term obligations issued or guaranteed by the United States government, its agencies or instrumentalities; (ii) securities issued by foreign governments, their political subdivisions or agencies or instrumentalities; (iii) certificates of deposit, time deposits and bankers' acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks; (iv) variable amount master demand notes; (v) participation interests in loans extended by banks to companies; (vi) commercial paper or similar debt obligations; and (vii) repurchase agreements. The Adviser will select such investments based on various factors, including the security's maturity and credit rating.
Although the Fund does not intend to invest in physical commodities directly, the Fund expects to obtain investment exposure to commodities and commodity-related derivatives through a wholly-owned subsidiary organized under the laws of the Cayman Islands that will make commodity-related investments (the "Commodity Subsidiary"). Under normal market conditions, no more than 10% of the Fund's total assets will be dedicated to initial and variation margin payments relating to these transactions.
The Fund will concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its total assets in securities and other obligations (for example, bank certificates of deposit) of issuers in such industry. The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund's return, and realization of greater short-term capital gains, distributions of which are taxable as ordinary income to taxable shareholders. Trading costs and tax effects associated with frequent trading may adversely affect the Fund's performance. The Fund's trading in derivatives is active and frequent. Active and frequent trading of derivatives, like active and frequent trading of securities, will result in transaction costs which reduce fund returns.
The percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time.

Risk [Heading]	rr_RiskHeading	 Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.
Allocation Risk: This is the risk that the Adviser's judgments about, and allocations between, asset classes and market exposures may adversely affect the Fund's performance. The allocation, as set forth above, may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation. This risk can be increased by the use of derivatives to increase allocations to various market exposures. This is because derivatives can create investment leverage, which will magnify the impact to the Fund of its investment in any underperforming market exposure.
Commodity Risk: This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.
Commodity Subsidiary Risk: Investing in the Commodity Subsidiary will indirectly expose the Fund to the risks associated with the Commodity Subsidiary's investments, such as commodity risk. The Commodity Subsidiary is not registered under the Investment Company Act of 1940 (the "1940 Act") and is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Commodity Subsidiary, respectively, are organized, could negatively affect the Fund and its shareholders.
Concentrated Investment Risk: The Fund is particularly vulnerable to events affecting companies in the financial services industry because the Fund concentrates its investments in securities and other obligations of issuers in such industry. Examples of risks affecting the financial services industry include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier. As a result, the Fund's shares may rise and fall in value more rapidly and to a greater extent than shares of a fund that does not concentrate or focus in a particular industry or economic sector.
Credit/Counterparty Risk: Credit/counterparty risk is the risk that the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter ("OTC") derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains. This risk will be heightened to the extent the Fund enters into derivative transactions with a single counterparty (or affiliated counterparties that are part of the same organization), causing the Fund to have significant exposure to such counterparty.
Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest a significant portion of its assets in currency-related instruments and may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.
Derivatives Risk: Derivative instruments (such as those in which the Fund may invest, including futures, swaps, forward contracts, and other foreign currency transactions and commodity-linked derivatives) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to commodities markets, securities market values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. The Fund's use of derivatives, such as futures, swaps, forward contracts, and other foreign currency transactions and commodity-linked derivatives involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward contracts, swaps and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. The Fund's derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund. There is a risk that the Adviser's use of derivatives, such as futures and forward contracts, to manage the Fund's volatility may be ineffective or may exacerbate losses, for example, if the derivative or the underlying assets decrease in value over time.
Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock.
Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
Hedge Fund Risk: Hedge funds are typically unregulated private investment pools available only to sophisticated investors. They are often illiquid and highly leveraged. Although the Fund will not invest directly in hedge funds, because the Fund's investments are intended to provide exposure to the factors that drive hedge fund returns, an investment in the Fund will be subject to many of the same risks associated with an investment in a diversified portfolio of hedge funds. Therefore, the Fund's performance may be lower than the returns of the broader stock market and the Fund's net asset value may fluctuate substantially over time.
Index/Tracking Error Risk: Although the Fund does not seek to track any particular index, the Fund seeks to analyze the factors that drive hedge fund returns, as determined by reference to one or more indices. These indices may not provide an accurate representation of hedge fund returns generally, and the Adviser's strategy may not successfully identify or be able to replicate factors that drive returns. There is a risk that hedge fund return data provided by third party hedge fund index providers may be inaccurate or may not accurately reflect hedge fund returns due to survivorship bias, self-reporting bias or other biases.
Interest Rate Risk: Interest rate risk is the risk that the value of the Fund's investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. In addition, an economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell them, negatively impacting the performance of the Fund. Potential future changes in government monetary policy may affect the level of interest rates, and the current historically low interest rate environment, combined with the Federal Reserve Board's conclusion of its quantitative easing program and recent increases in interest rates, increases the likelihood of interest rates rising in the future.
Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of any other investment companies, including ETFs, in which it invests in addition to its own expenses. In addition, investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs.
Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, including short-term capital gains taxable as ordinary income, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund's expenses.
Leverage Risk: Use of derivative instruments may involve leverage. Taking short positions in securities results in a form of leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on the fund's returns, and may lead to significant losses if investments are not successful.
Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund's investments or in their capacity or willingness to transact may increase the Fund's exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to greater liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Non-exchange traded derivatives are generally subject to greater liquidity risk as well. Liquidity issues may also make it difficult to value the Fund's investments.
Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.
Market/Issuer Risk: The market value of the Fund's investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund's investments, such as management performance, financial condition and demand for the issuers' goods and services. The Adviser will attempt to reduce this risk by implementing various volatility management strategies and techniques. However, there is no guarantee that such strategies and techniques will produce the intended result.
Models and Data Risk: The Adviser utilizes various proprietary quantitative models to identify investment opportunities. There is a possibility that one or all of the quantitative models may fail to identify profitable opportunities at any time. Furthermore, the models may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses for the Fund. Models may be predictive in nature and such models may result in an incorrect assessment of future events. Data used in the construction of models may prove to be inaccurate or stale, which may result in losses for the Fund.
Short Exposure Risk: A short exposure through a derivative or short sale may present various risks, including credit/counterparty risk and leverage risk. If the value of the asset, asset class or index on which the Fund has obtained a short investment exposure increases, the Fund will incur a loss. Unlike a direct cash investment such as a stock, bond or ETF, where the potential loss is limited to the purchase price, the potential risk of loss from a short exposure is theoretically unlimited. The Fund may be unable to borrow securities in connection with a short sale or to enter into a short position at an advantageous time or price, which could limit its ability to obtain the desired short exposure. Moreover, there can be no assurance that securities necessary to cover (repurchase in order to close) a short position will be available for purchase.
U.S. Government Securities Risk: Investments in certain U.S. government securities may not be supported by the full faith and credit of the U.S. government. Accordingly, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S. government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment. Concerns about the capacity of the U.S. government to meet its obligations may raise the interest rates payable on its securities, negatively impacting the price of such securities already held by the Fund.
Valuation Risk: This is the risk that the Fund has valued certain securities or positions at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, that may be illiquid or may become illiquid.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year, ten-year and life-of-class periods (as applicable) compare to those of a broad measure of market performance. The Barclay Fund of Funds Index is a measure of the average return of all funds of funds in the Barclay database. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-225-5478.
The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

Bar Chart [Heading]	rr_BarChartHeading	 Total Returns for Class Y Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: Third Quarter 2010, 7.23% Lowest Quarterly Return: First Quarter 2016, -8.36%
Performance Table Heading	rr_PerformanceTableHeading	 Average Annual Total Returns    (for the periods ended December 31, 2018)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The Fund did not have Class T shares outstanding during the periods shown above. The returns of Class T shares would have been substantially similar to the returns of the Fund's other share classes because they would have been invested in the same portfolio of securities and would only differ to the extent the other share classes did not have the same expenses. Performance of Class T shares shown above is that of Class A shares, which have the same expenses as Class T shares, restated to reflect the different sales load applicable to Class T shares.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares for the 1-year period exceeds the Return Before Taxes due to an assumed tax benefit from losses on a sale of Fund shares at the end of the measurement period.The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for the Fund's fees, expenses or taxes, but does reflect the management fees and other expenses of both the funds of funds in the index and the hedge funds in which those funds of funds invest.

Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year, ten-year and life-of-class periods (as applicable) compare to those of a broad measure of market performance.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one class of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	im.natixis.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5478
(ASG Global Alternatives Fund) | Bloomberg Barclay Fund of Funds Index
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(4.56%)
Past 5 Years	rr_AverageAnnualReturnYear05	0.66%
Past 10 Years	rr_AverageAnnualReturnYear10	2.47%
Life of Fund/Life of Class N	rr_AverageAnnualReturnSinceInception	1.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2013
(ASG Global Alternatives Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.57%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[6]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 725
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,041
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,380
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,334
Past 1 Year	rr_AverageAnnualReturnYear01	(11.71%)
Past 5 Years	rr_AverageAnnualReturnYear05	(1.21%)
Past 10 Years	rr_AverageAnnualReturnYear10	2.42%
(ASG Global Alternatives Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.32%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[6]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 334
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	723
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,239
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,655
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	234
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	723
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,239
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,655
Past 1 Year	rr_AverageAnnualReturnYear01	(8.01%)
Past 5 Years	rr_AverageAnnualReturnYear05	(0.79%)
Past 10 Years	rr_AverageAnnualReturnYear10	2.25%
(ASG Global Alternatives Fund) | Class N
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.27%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[6]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	402
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	696
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,533
Past 1 Year	rr_AverageAnnualReturnYear01	(6.08%)
Past 5 Years	rr_AverageAnnualReturnYear05	0.24%
Life of Fund/Life of Class N	rr_AverageAnnualReturnSinceInception	1.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2013
(ASG Global Alternatives Fund) | Class T
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.15%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.57%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[6]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 405
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	732
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,083
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,070
Past 1 Year	rr_AverageAnnualReturnYear01	(8.67%)
Past 5 Years	rr_AverageAnnualReturnYear05	(0.54%)
Past 10 Years	rr_AverageAnnualReturnYear10	2.76%
(ASG Global Alternatives Fund) | Class Y
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.32%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[6]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 133
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	417
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	722
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,589
Annual Return 2009	rr_AnnualReturn2009	9.10%
Annual Return 2010	rr_AnnualReturn2010	7.22%
Annual Return 2011	rr_AnnualReturn2011	(3.00%)
Annual Return 2012	rr_AnnualReturn2012	3.68%
Annual Return 2013	rr_AnnualReturn2013	16.05%
Annual Return 2014	rr_AnnualReturn2014	3.77%
Annual Return 2015	rr_AnnualReturn2015	(2.38%)
Annual Return 2016	rr_AnnualReturn2016	(4.23%)
Annual Return 2017	rr_AnnualReturn2017	10.93%
Annual Return 2018	rr_AnnualReturn2018	(6.04%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return: Third Quarter 2010, 7.23%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.23%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return: First Quarter 2016, -8.36%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.36%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
Past 1 Year	rr_AverageAnnualReturnYear01	(6.04%)
Past 5 Years	rr_AverageAnnualReturnYear05	0.22%
Past 10 Years	rr_AverageAnnualReturnYear10	3.28%
(ASG Global Alternatives Fund) | Class Y | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(6.55%)
Past 5 Years	rr_AverageAnnualReturnYear05	(0.47%)
Past 10 Years	rr_AverageAnnualReturnYear10	2.44%
(ASG Global Alternatives Fund) | Class Y | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(3.57%)
Past 5 Years	rr_AverageAnnualReturnYear05	(0.01%)
Past 10 Years	rr_AverageAnnualReturnYear10	2.33%
(ASG Managed Futures Strategy Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund pursues an absolute return strategy that seeks to provide capital appreciation.
Expense [Heading]	rr_ExpenseHeading	 Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 76 of the Prospectus, in Appendix A to the Prospectus and on page 121 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	 Shareholder Fees   (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	 Annual Fund Operating Expenses  (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2020
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 1.00% contingent deferred sales charge ("CDSC") may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Due to the short-term nature of the Fund's investment portfolio, the Fund does not calculate a portfolio turnover rate.

Strategy [Heading]	rr_StrategyHeading	 Investments, Risks and Performance   Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to generate positive absolute returns over time. Under normal market conditions, the Adviser typically will make extensive use of a variety of derivative instruments, including futures and forward contracts, to capture the exposures suggested by its absolute return strategy while also seeking to add value through volatility management. These market exposures, which are expected to change over time, may include, for example, exposures to the returns of U.S. and non-U.S. equity and fixed-income securities indices (including both broad- and narrow-based securities indices), currencies and commodities. The Adviser will have great flexibility to allocate the Fund's derivatives exposure among various securities, indices, currencies, commodities and other instruments; the amount of the Fund's assets that may be allocated to derivative strategies and among these various instruments is expected to vary over time. The Adviser uses proprietary quantitative models to identify price trends in equity, fixed-income, currency and commodity instruments across time periods of various lengths. The Adviser believes that asset prices may show persistent trending behavior due to a number of behavioral biases among market participants as well as certain risk-management policies that will identify assets to purchase in upward-trending markets and identify assets to sell in downward-trending markets. The Adviser believes that following trends across a widely diversified set of assets, combined with active risk management, may allow it to earn a positive expected return over time. The Fund may have both "short" and "long" exposures within an asset class based upon the Adviser's analysis of multiple time horizons to identify trends in a particular asset class. A "short" exposure will benefit when the underlying asset class decreases in price. A "long" exposure will benefit when the underlying asset class increases in price. The Adviser will scale the notional exposure of the Fund's futures and currency forward positions with the objective of targeting a relatively stable level of annualized volatility for the Fund's overall portfolio. The Adviser currently targets an annualized volatility level of 17% or less (as measured by the standard deviation of the Fund's returns). The Fund's actual or realized volatility during certain periods or over time may materially exceed its target volatility for various reasons, including changes in market levels of volatility and because the Fund's portfolio may include instruments that are inherently volatile. This would increase the risk of investing in the Fund.
Under normal market conditions, it is expected that no more than 25% of the Fund's total assets will be dedicated to initial and variation margin payments relating to the Fund's derivative transactions. The gross notional value of the Fund's derivative investments, however, will generally exceed 25% of the Fund's total assets, and may significantly exceed the total value of the Fund's assets. The Fund expects that under normal market conditions it will invest at least 75% of its total assets in money market and other short-term, high-quality securities (such as bankers' acceptances, certificates of deposit, commercial paper, loan participations, repurchase agreements and time deposits) (the "Money Market Portion"), although the Fund may invest less than this percentage. The Adviser will determine the percentage of the Fund's assets that will be invested in the Money Market Portion at any time. The assets allocated to the Money Market Portion will be used primarily to support the Fund's investments in derivatives and, secondarily, to provide the Fund with incremental income and liquidity. Although the Fund will invest a significant portion of its assets in money market instruments, the Fund is not a "money market" fund and the value of the Money Market Portion as well as the value of the Fund's shares may decrease. The Fund is not subject to the portfolio quality, maturity and net asset value requirements applicable to money market funds, and the Fund will not seek to maintain a stable net asset value. The Fund will concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its total assets in securities and other obligations (for example, bank certificates of deposit, repurchase agreements and time deposits) of issuers in such industry.
The Adviser will only invest the assets of the Money Market Portion in high-quality securities which are denominated in U.S. dollars, and will select securities for investment based on various factors, including the security's maturity and rating. The Adviser will invest primarily in: (i) short-term obligations issued or guaranteed by the United States government, its agencies or instrumentalities ("U.S. Government Obligations"); (ii) securities issued by foreign governments, their political subdivisions, agencies or instrumentalities; (iii) certificates of deposit, time deposits and bankers' acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks; (iv) variable amount master demand notes; (v) participation interests in loans extended by banks to companies; (vi) commercial paper or similar debt obligations; and (vii) repurchase agreements.
Although the Fund does not intend to invest in physical commodities directly, the Fund expects to obtain investment exposure to commodities and commodity-related derivatives by investing in a wholly-owned subsidiary organized under the laws of the Cayman Islands that will make commodity-related investments (the "Commodity Subsidiary"). Under normal market conditions, no more than 10% of the Fund's total assets will be dedicated to initial and variation margin payments relating to these transactions.
Although the Fund seeks positive absolute returns over time, it is likely that the Fund's investment returns may be volatile over short periods of time. The Fund may outperform the overall securities market during periods of flat or negative market performance and may underperform during periods of strong market performance. There can be no assurance that the Fund's returns over time or during any period will be positive or that the Fund will outperform the overall security markets over time or during any particular period.
The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund's return, and realization of greater short-term capital gains, distributions of which are taxable as ordinary income to taxable shareholders. Trading costs and tax effects associated with frequent trading may adversely affect the Fund's performance. Due to the short-term nature of the Fund's investment portfolio, the Fund does not calculate a portfolio turnover rate. The Fund's trading in derivatives is active and frequent. Active and frequent trading of derivatives, like active and frequent trading of securities, will result in transaction costs which reduce fund returns.
The percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time.

Risk [Heading]	rr_RiskHeading	 Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.
Allocation Risk: This is the risk that the Adviser's judgments about, and allocations between, asset classes and market exposures may adversely affect the Fund's performance. The allocation, as set forth above, may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation. This risk can be increased by the use of derivatives to increase allocations to various market exposures. This is because derivatives can create investment leverage, which will magnify the impact to the Fund of its investment in any underperforming market exposure.
Commodity Risk: This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.
Commodity Subsidiary Risk: Investing in the Commodity Subsidiary will indirectly expose the Fund to the risks associated with the Commodity Subsidiary's investments, such as commodity risk. The Commodity Subsidiary is not registered under the Investment Company Act of 1940 (the "1940 Act") and is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Commodity Subsidiary, respectively, are organized, could negatively affect the Fund and its shareholders.
Concentrated Investment Risk: The Fund is particularly vulnerable to events affecting companies in the financial services industry because the Fund concentrates its investments in securities and other obligations of issuers in such industry. Examples of risks affecting the financial services industry include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier. As a result, the Fund's shares may rise and fall in value more rapidly and to a greater extent than shares of a fund that does not concentrate or focus in a particular industry or economic sector.
Credit/Counterparty Risk: Credit/counterparty risk is the risk that the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter ("OTC") derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains. This risk will be heightened to the extent the Fund enters into derivative transactions with a single counterparty (or affiliated counterparties that are part of the same organization), causing the Fund to have significant exposure to such counterparty.
Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest a significant portion of its assets in currency-related instruments and may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.
Derivatives Risk: Derivative instruments (such as those in which the Fund may invest, including futures and forward contracts) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. The Fund's use of derivatives, such as futures, forward contracts, and other foreign currency transactions and commodity-linked derivatives involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward contracts and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. The Fund's derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund. There is a risk that the Adviser's use of derivatives, such as futures and forward contracts, to manage the Fund's volatility may be ineffective or may exacerbate losses, for example, if the derivative and the underlying assets decrease in value over time.
Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock.
Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
Interest Rate Risk: Interest rate risk is the risk that the value of the Fund's investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. In addition, an economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell them, negatively impacting the performance of the Fund. Potential future changes in government monetary policy may affect the level of interest rates, and the current historically low interest rate environment, combined with the Federal Reserve Board's conclusion of its quantitative easing program and recent increases in interest rates, increases the likelihood of interest rates rising in the future.
Leverage Risk: Use of derivative instruments may involve leverage. Taking short positions in securities results in a form of leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on the fund's returns, and may lead to significant losses if investments are not successful.
Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund's investments or in their capacity or willingness to transact may increase the Fund's exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to greater liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Non-exchange traded derivatives are generally subject to greater liquidity risk as well. Liquidity issues may also make it difficult to value the Fund's investments.
Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.
Market/Issuer Risk: The market value of the Fund's investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund's investments, such as management performance, financial condition and demand for the issuers' goods and services. The Adviser will attempt to reduce this risk by implementing various volatility management strategies and techniques. However, there is no guarantee that such strategies and techniques will produce the intended result.
Models and Data Risk: The Adviser utilizes various proprietary quantitative models to identify investment opportunities. There is a possibility that one or all of the quantitative models may fail to identify profitable opportunities at any time. Furthermore, the models may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses for the Fund. Models may be predictive in nature and such models may result in an incorrect assessment of future events. Data used in the construction of models may prove to be inaccurate or stale, which may result in losses for the Fund.
Short Exposure Risk: A short exposure through a derivative or short sale may present various risks, including credit/counterparty risk and leverage risk. If the value of the asset, asset class or index on which the Fund has obtained a short investment exposure increases, the Fund will incur a loss. Unlike a direct cash investment such as a stock, bond or ETF, where the potential loss is limited to the purchase price, the potential risk of loss from a short exposure is theoretically unlimited. The Fund may be unable to borrow securities in connection with a short sale or to enter into a short position at an advantageous time or price, which could limit its ability to obtain the desired short exposure. Moreover, there can be no assurance that securities necessary to cover (repurchase in order to close) a short position will be available for purchase.
U.S. Government Securities Risk: Investments in certain U.S. government securities may not be supported by the full faith and credit of the U.S. government. Accordingly, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S. government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment. Concerns about the capacity of the U.S. government to meet its obligations may raise the interest rates payable on its securities, negatively impacting the price of such securities already held by the Fund.
Valuation Risk: This is the risk that the Fund has valued certain securities or positions at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, that may be illiquid or may become illiquid.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year, life-of-fund and life-of-class periods (as applicable) compare to those of two broad measures of market performance. The SG Trend Index is equal-weighted, reconstituted and rebalanced annually. The index calculates the net daily rate of return for a pool of Commodity Trading Advisors selected from the larger managers that are open to new investment. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-225-5478.
The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

Bar Chart [Heading]	rr_BarChartHeading	 Total Returns for Class Y Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: First Quarter 2015, 11.72% Lowest Quarterly Return: Second Quarter 2015, -10.57%
Performance Table Heading	rr_PerformanceTableHeading	 Average Annual Total Returns    (for the periods ended December 31, 2018)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The Fund did not have Class T shares outstanding during the periods shown above. The returns of Class T shares would have been substantially similar to the returns of the Fund's other share classes because they would have been invested in the same portfolio of securities and would only differ to the extent the other share classes did not have the same expenses. Performance of Class T shares shown above is that of Class A shares, which have the same expenses as Class T shares, restated to reflect the different sales load applicable to Class T shares.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares for the 1-year period exceeds the Return Before Taxes due to an assumed tax benefit from losses on a sale of Fund shares at the end of the measurement period.The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year, life-of-fund and life-of-class periods (as applicable) compare to those of two broad measures of market performance.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one class of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	im.natixis.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5478
(ASG Managed Futures Strategy Fund) | Credit Suisse Managed Futures Liquid Index
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(4.40%)
Past 5 Years	rr_AverageAnnualReturnYear05	3.14%
Life of Fund/Life of Class N	rr_AverageAnnualReturnSinceInception	(0.71%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2017
(ASG Managed Futures Strategy Fund) | SG Trend Index
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(8.11%)
Past 5 Years	rr_AverageAnnualReturnYear05	1.09%
Life of Fund/Life of Class N	rr_AverageAnnualReturnSinceInception	1.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
(ASG Managed Futures Strategy Fund) | SG Trend Index
Prospectus:	rr_ProspectusTable
Life of Fund/Life of Class N	rr_AverageAnnualReturnSinceInception	(2.40%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2017
(ASG Managed Futures Strategy Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	1.24%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.70%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[7]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 738
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,080
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,445
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,468
Past 1 Year	rr_AverageAnnualReturnYear01	(17.55%)
Past 5 Years	rr_AverageAnnualReturnYear05	(0.19%)
Life of Fund/Life of Class N	rr_AverageAnnualReturnSinceInception	1.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
(ASG Managed Futures Strategy Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	1.24%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.45%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[7]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 348
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	764
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,306
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,786
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	248
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	764
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,306
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,786
Past 1 Year	rr_AverageAnnualReturnYear01	(14.08%)
Past 5 Years	rr_AverageAnnualReturnYear05	0.25%
Life of Fund/Life of Class N	rr_AverageAnnualReturnSinceInception	1.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
(ASG Managed Futures Strategy Fund) | Class N
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	1.24%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.36%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[7]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 138
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	431
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	745
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,635
Past 1 Year	rr_AverageAnnualReturnYear01	(12.26%)
Life of Fund/Life of Class N	rr_AverageAnnualReturnSinceInception	(3.84%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2017
(ASG Managed Futures Strategy Fund) | Class T
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	1.24%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.21%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.70%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[7]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 418
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	772
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,150
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,208
Past 1 Year	rr_AverageAnnualReturnYear01	(14.76%)
Past 5 Years	rr_AverageAnnualReturnYear05	0.50%
Life of Fund/Life of Class N	rr_AverageAnnualReturnSinceInception	1.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
(ASG Managed Futures Strategy Fund) | Class Y
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	1.24%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.45%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[7]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 148
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	459
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	792
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,735
Annual Return 2011	rr_AnnualReturn2011	0.57%
Annual Return 2012	rr_AnnualReturn2012	(10.90%)
Annual Return 2013	rr_AnnualReturn2013	12.75%
Annual Return 2014	rr_AnnualReturn2014	22.21%
Annual Return 2015	rr_AnnualReturn2015	(1.22%)
Annual Return 2016	rr_AnnualReturn2016	(5.47%)
Annual Return 2017	rr_AnnualReturn2017	6.48%
Annual Return 2018	rr_AnnualReturn2018	(12.35%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return: First Quarter 2015, 11.72%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.72%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2015
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return: Second Quarter 2015, -10.57%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.57%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
Past 1 Year	rr_AverageAnnualReturnYear01	(12.35%)
Past 5 Years	rr_AverageAnnualReturnYear05	1.27%
Life of Fund/Life of Class N	rr_AverageAnnualReturnSinceInception	2.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
(ASG Managed Futures Strategy Fund) | Class Y | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(12.77%)
Past 5 Years	rr_AverageAnnualReturnYear05	(0.08%)
Life of Fund/Life of Class N	rr_AverageAnnualReturnSinceInception	1.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
(ASG Managed Futures Strategy Fund) | Class Y | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(7.28%)
Past 5 Years	rr_AverageAnnualReturnYear05	0.59%
Life of Fund/Life of Class N	rr_AverageAnnualReturnSinceInception	1.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
(ASG Tactical U.S. Market Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation, with emphasis on the protection of capital during unfavorable market conditions.
Expense [Heading]	rr_ExpenseHeading	 Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 76 of the Prospectus, in Appendix A to the Prospectus and on page 121 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	 Shareholder Fees   (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	 Annual Fund Operating Expenses  (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2020
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 1.00% contingent deferred sales charge ("CDSC") may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 88% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.00%
Strategy [Heading]	rr_StrategyHeading	 Investments, Risks and Performance   Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund pursues its investment goal primarily through investments in equity securities that broadly represent the U.S. equities market (including common stocks, preferred stocks and exchange-traded funds ("ETFs") related to equity investments); derivative instruments related to the U.S. equities market (primarily futures contracts on U.S. equity indices); and fixed-income securities (including money market and other short-term or variable-rate, high-quality securities and related ETFs). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in investments that are tied economically to the U.S. The Adviser considers an investment to be tied economically to the U.S. if the investment is included in an index representative of the U.S., the investment's returns are linked to the performance of such an index, or the investment is exposed to the economic risks and returns of the U.S. The Adviser may use quantitative models to determine when to magnify the Fund's exposure to the U.S. equity market, for example, through the purchase of futures contracts, or, alternatively, when to decrease such exposure, for example, through the sale of futures contracts or through the purchase of ETFs that it believes may effectively hedge equity investments. The Adviser may increase the Fund's exposure to the U.S. equity market to up to 130% of the Fund's total assets when it believes that the risk of loss is justified by potential returns. The Adviser may decrease such exposure to as little as 0% of the Fund's total assets, in an attempt to limit the effects of extreme market drawdowns, when it believes that the risk of loss is not offset by potential returns. Such increases and decreases may lag changes in the market, and there is no guarantee that the Adviser's models will accurately predict market movement. Because the Fund's equity market exposure will often exceed its total assets, it will be subject to increased risk compared to funds that do not leverage their equity market exposure. While this increased exposure to equity investments may magnify the Fund's potential for gains, it also may magnify the potential for loss. For these reasons, the Fund is intended for long-term investors.
Equity Securities Investments. The equity securities portion of the Fund is managed by Natixis Advisors, L.P. (through its division, Active Index Advisors®) ("Natixis Advisors"), with the exception of any investments in ETFs, which are selected by the Adviser. Natixis Advisors utilizes a proprietary sampling system when deciding which securities to purchase, with the goal of tracking the performance of the large-capitalization U.S. equity market. In an attempt to reduce adverse tax consequences, the portion of the Fund managed by Natixis Advisors may hold securities that are not considered to represent the large-capitalization U.S. equity market, or hold securities in amounts disproportionate to their weights within the large-capitalization U.S. equity market. The portfolio may experience tracking error and is not guaranteed to replicate exactly the large-capitalization U.S. equity market.
Derivative Investments. As discussed above, the Adviser seeks to complement the equity portion of the Fund with investments in derivative instruments intended to enhance return and, during times of significant market decline, mitigate losses. In addition, the Adviser uses futures contracts to manage volatility and adjusts the Fund's exposure to equity investments in times of significantly increased volatility (including, when volatility is more than double the long-term average volatility of the U.S. equity markets). As of March 31, 2019, the long-term average annualized volatility of the U.S. equity markets was 18.3%. The Fund's actual or realized volatility during certain periods or over time may materially exceed the long-term average annualized volatility of the U.S. equity markets, for various reasons, including changes in market levels of volatility and because the Fund's portfolio may include instruments that are inherently volatile. The Fund may have both "short" and "long" exposures to equity investments simultaneously. The Fund will benefit from a "short" exposure when equity and equity-related investments decrease in price, and will benefit from a "long" exposure when equity and equity-related investments increase in price.
Fixed-Income Investments. The assets allocated to the fixed-income portion will be used primarily to support the Fund's investments in derivatives and, secondarily, to provide the Fund with incremental income and liquidity. The fixed-income portion of the Fund will only invest in high-quality securities that are denominated in U.S. dollars, and will select securities for investment based on various factors, including the security's maturity and rating. The Adviser will invest primarily in (i) short-term obligations issued or guaranteed by the United States government, its agencies or instrumentalities; (ii) securities issued by foreign governments, their political subdivisions or agencies or instrumentalities; (iii) certificates of deposit, time deposits and bankers' acceptances issued by domestic and foreign banks, including domestic or foreign branches or subsidiaries of such banks; (iv) variable amount master demand notes; (v) participation interests in loans extended by banks to companies; (vi) commercial paper or similar debt obligations; and (vii) repurchase agreements.
When buying and selling securities and other instruments for the Fund, and when allocating assets to Natixis Advisors, the Adviser may consider: (i) the Adviser's proprietary quantitative models, including the outlook on volatility and market decline; (ii) the Fund's obligations under its various derivative positions; (iii) redemption requests; (iv) yield management; (v) credit management; and (vi) volatility management.
The Fund will concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its total assets in securities and other obligations (for example, bank certificates of deposit) of issuers in such industry.
The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund's return, and realization of greater short-term capital gains, distributions of which are taxable as ordinary income to taxable shareholders. Trading costs and tax effects associated with frequent trading may adversely affect the Fund's performance. The Fund's trading in derivatives is active and frequent. Active and frequent trading of derivatives, like active and frequent trading of securities, will result in transaction costs that reduce Fund returns.
With the exception of the Fund's 80% policy, the percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time. In accordance with applicable requirements of the U.S. Securities and Exchange Commission (the "SEC"), the Fund will notify shareholders prior to any change to the 80% policy discussed above taking effect.

Risk [Heading]	rr_RiskHeading	 Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.
Concentrated Investment Risk: The Fund is particularly vulnerable to events affecting companies in the financial services industry because the Fund concentrates its investments in securities and other obligations of issuers in such industry. Examples of risks affecting the financial services industry include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier. As a result, the Fund's shares may rise and fall in value more rapidly and to a greater extent than shares of a fund that does not concentrate or focus in a particular industry or economic sector.
Credit/Counterparty Risk: Credit/counterparty risk is the risk that the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter ("OTC") derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains. This risk will be heightened to the extent the Fund enters into derivative transactions with a single counterparty (or affiliated counterparties that are part of the same organization), causing the Fund to have significant exposure to such counterparty.
Derivatives Risk: Derivative instruments (such as those in which the Fund may invest, including futures contracts) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. The Fund's use of derivatives, such as futures contracts, involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward contracts and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. The Fund's derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund. There is a risk that the Adviser's use of derivatives, such as futures and forward contracts, to manage the Fund's volatility may be ineffective or may exacerbate losses, for example, if the derivative and the underlying assets decrease in value over time.
Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock.
Index/Tracking Error Risk: This is the risk that, to the extent the Fund's principal investment strategies utilize indices, the Fund's performance may not track the performance of such indices. For example, the equity securities in which the Fund invests may not provide investment performance matching the performance of broad-based large capitalization U.S. equity indices. Similarly, changes in the value of the derivatives in which the Fund invests may not correlate perfectly with the underlying assets or indices associated with such derivatives. Moreover, the ETFs in which the Fund invests may not replicate the performance of the indices they track and may, therefore, result in loss to the Fund.
Interest Rate Risk: Interest rate risk is the risk that the value of the Fund's investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. In addition, an economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell them, negatively impacting the performance of the Fund. Potential future changes in government monetary policy may affect the level of interest rates, and the current historically low interest rate environment, combined with the Federal Reserve Board's conclusion of its quantitative easing program and recent increases in interest rates, increases the likelihood of interest rates rising in the future.
Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of any other investment companies, including ETFs, in which it invests in addition to its own expenses. In addition, investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs.
Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, including short-term capital gains taxable as ordinary income, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund's expenses.
Leverage Risk: Use of derivative instruments may involve leverage. Taking short positions in securities results in a form of leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on the fund's returns, and may lead to significant losses if investments are not successful.
Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund's investments or in their capacity or willingness to transact may increase the Fund's exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to greater liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Non-exchange traded derivatives are generally subject to greater liquidity risk as well. Liquidity issues may also make it difficult to value the Fund's investments.
Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.
Market/Issuer Risk: The market value of the Fund's investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund's investments, such as management performance, financial condition and demand for the issuers' goods and services. The Adviser will attempt to reduce this risk by implementing various volatility management strategies and techniques. However, there is no guarantee that such strategies and techniques will produce the intended result.
Models and Data Risk: The Adviser utilizes various proprietary quantitative models to identify investment opportunities. There is a possibility that one or all of the quantitative models may fail to identify profitable opportunities at any time. Furthermore, the models may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses for the Fund. Models may be predictive in nature and such models may result in an incorrect assessment of future events. Data used in the construction of models may prove to be inaccurate or stale, which may result in losses for the Fund.
Short Exposure Risk: A short exposure through a derivative or short sale may present various risks, including credit/counterparty risk and leverage risk. If the value of the asset, asset class or index on which the Fund has obtained a short investment exposure increases, the Fund will incur a loss. Unlike a direct cash investment such as a stock, bond or ETF, where the potential loss is limited to the purchase price, the potential risk of loss from a short exposure is theoretically unlimited. The Fund may be unable to borrow securities in connection with a short sale or to enter into a short position at an advantageous time or price, which could limit its ability to obtain the desired short exposure. Moreover, there can be no assurance that securities necessary to cover (repurchase in order to close) a short position will be available for purchase.
U.S. Government Securities Risk: Investments in certain U.S. government securities may not be supported by the full faith and credit of the U.S. government. Accordingly, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S. government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment. Concerns about the capacity of the U.S. government to meet its obligations may raise the interest rates payable on its securities, negatively impacting the price of such securities already held by the Fund.
Valuation Risk: This is the risk that the Fund has valued certain securities or positions at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, that may be illiquid or may become illiquid.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year and life-of-fund periods compare to those of two broad measures of market performance. The Barclay Equity Long/Short Index is comprised of equity-oriented hedge funds which hold both long and short stock positions and tend to tactically vary their net market exposure, i.e., market beta, based on their assessment of market risk and expected return. Index returns are recalculated by Barclay Hedge Ltd. throughout each month. The fund does not expect to update the index returns provided if subsequent recalculations cause such returns to change. In addition, because of these recalculations, the Barclay Equity Long/Short Index returns reported by the fund may differ from the index returns for the same period published by others. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-225-5478.
The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

Bar Chart [Heading]	rr_BarChartHeading	 Total Returns for Class Y Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: Third Quarter 2018, 8.53% Lowest Quarterly Return: Fourth Quarter 2018, -12.94%
Performance Table Heading	rr_PerformanceTableHeading	 Average Annual Total Returns    (for the periods ended December 31, 2018)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The Fund did not have Class T shares outstanding during the periods shown above. The returns of Class T shares would have been substantially similar to the returns of the Fund's other share classes because they would have been invested in the same portfolio of securities and would only differ to the extent the other share classes did not have the same expenses. Performance of Class T shares shown above is that of Class A shares, which have the same expenses as Class T shares, restated to reflect the different sales load applicable to Class T shares.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares for the 1-year period exceeds the Return Before Taxes due to an assumed tax benefit from losses on a sale of Fund shares at the end of the measurement period. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year and life-of-fund periods compare to those of two broad measures of market performance.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one class of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	im.natixis.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5478
(ASG Tactical U.S. Market Fund) | S&P 500® Index
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(4.38%)
Past 5 Years	rr_AverageAnnualReturnYear05	8.49%
Life of Fund/Life of Class N	rr_AverageAnnualReturnSinceInception	10.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2013
(ASG Tactical U.S. Market Fund) | Barclay Equity Long/Short Index
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(3.33%)
Past 5 Years	rr_AverageAnnualReturnYear05	2.38%
Life of Fund/Life of Class N	rr_AverageAnnualReturnSinceInception	3.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2013
(ASG Tactical U.S. Market Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.33%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.08%	[8]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 695
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	965
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,255
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,078
Past 1 Year	rr_AverageAnnualReturnYear01	(9.40%)
Past 5 Years	rr_AverageAnnualReturnYear05	5.64%
Life of Fund/Life of Class N	rr_AverageAnnualReturnSinceInception	7.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2013
(ASG Tactical U.S. Market Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.08%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.08%	[8]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 303
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	644
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,111
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,404
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	644
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,111
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,404
Past 1 Year	rr_AverageAnnualReturnYear01	(5.48%)
Past 5 Years	rr_AverageAnnualReturnYear05	6.10%
Life of Fund/Life of Class N	rr_AverageAnnualReturnSinceInception	8.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2013
(ASG Tactical U.S. Market Fund) | Class T
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.27%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.33%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.08%	[8]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 374
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	653
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	953
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,805
Past 1 Year	rr_AverageAnnualReturnYear01	(6.27%)
Past 5 Years	rr_AverageAnnualReturnYear05	6.36%
Life of Fund/Life of Class N	rr_AverageAnnualReturnSinceInception	8.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2013
(ASG Tactical U.S. Market Fund) | Class Y
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.08%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.08%	[8]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	336
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	588
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,310
Annual Return 2014	rr_AnnualReturn2014	14.92%
Annual Return 2015	rr_AnnualReturn2015	(2.74%)
Annual Return 2016	rr_AnnualReturn2016	4.41%
Annual Return 2017	rr_AnnualReturn2017	25.67%
Annual Return 2018	rr_AnnualReturn2018	(3.67%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return: Third Quarter 2018, 8.53%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.53%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2018
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return: Fourth Quarter 2018, -12.94%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.94%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Past 1 Year	rr_AverageAnnualReturnYear01	(3.67%)
Past 5 Years	rr_AverageAnnualReturnYear05	7.16%
Life of Fund/Life of Class N	rr_AverageAnnualReturnSinceInception	9.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2013
(ASG Tactical U.S. Market Fund) | Class Y | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(4.40%)
Past 5 Years	rr_AverageAnnualReturnYear05	6.26%
Life of Fund/Life of Class N	rr_AverageAnnualReturnSinceInception	8.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2013
(ASG Tactical U.S. Market Fund) | Class Y | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(1.77%)
Past 5 Years	rr_AverageAnnualReturnYear05	5.48%
Life of Fund/Life of Class N	rr_AverageAnnualReturnSinceInception	7.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2013
(Loomis Sayles Strategic Alpha Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide an attractive absolute total return, complemented by prudent investment management designed to manage risks and protect investor capital. The secondary goal of the Fund is to achieve these returns with relatively low volatility.

Expense [Heading]	rr_ExpenseHeading	 Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 76 of the Prospectus, in Appendix A to the Prospectus and on page 121 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Natixis Fund Complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	 Shareholder Fees   (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	 Annual Fund Operating Expenses  (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2020
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 1.00% contingent deferred sales charge ("CDSC") may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 379% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	379.00%
Strategy [Heading]	rr_StrategyHeading	 Investments, Risks and Performance   Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund has an absolute total return investment objective, which means that it is not managed relative to an index and that it attempts to achieve positive total returns over a full market cycle. The Fund intends to pursue its objective by utilizing a flexible investment approach that allocates investments across a global range of investment opportunities related to credit, currencies and interest rates, while employing risk management strategies to mitigate downside risk. The Fund may invest up to 100% of its total assets in below investment grade fixed-income securities (also known as "junk bonds") and derivatives that have returns related to the returns on below investment grade fixed-income securities, although it is expected that, under normal market conditions, the Fund's net exposure (i.e., long exposures obtained through direct investments in securities and in derivatives minus short exposures obtained through derivatives) to below investment grade fixed-income assets generally will not exceed 50% of the Fund's total assets. Below investment-grade fixed-income securities are rated below investment-grade quality (i.e., none of the three major rating agencies (Moody's Investors Service, Inc. ("Moody's"), Fitch Investor Services, Inc. or S&P Global Ratings ("S&P")) have rated the securities in one of their respective top four ratings categories). Under normal market conditions, the Fund also may invest up to 50% of its total assets in investments denominated in non-U.S. currencies and related derivatives, including up to 20% in investments denominated in emerging market currencies and related derivatives. The Fund expects that its exposure to these asset classes will often be obtained substantially through the use of derivative instruments. The Fund defines an "emerging market currency" as a currency of a country that carries a sovereign debt quality rating that is rated below investment grade by either S&P or Moody's, or is unrated by both S&P and Moody's. Currency positions that are intended to hedge the Fund's non-U.S. currency exposure (i.e., currency positions that are not made for investment purposes) will offset positions in the same currency that are made for investment purposes when calculating the limitation on investments in non-U.S. and emerging market currency investments because the Fund believes that hedging a currency position is likely to negate some or all of the currency risk associated with the original currency position. The Fund does not have limits on the duration of its portfolio, and the Fund's duration will change over time. The Fund also may invest in equity securities (including preferred stocks) as well as derivatives whose returns are linked to the returns of equity securities.
In selecting investments for the Fund, the Adviser develops long-term portfolio themes driven by macro-economic indicators. These include global economic trends, demographic trends and labor supply, analysis of global capital flows and assessments of geopolitical factors. The Adviser then develops shorter-term portfolio strategies based on factors including, but not limited to, economic, credit and Federal Reserve cycles, and top-down sector valuations and bottom-up security valuations. The Adviser seeks to actively manage risk, with a focus on managing the Fund's exposure to credit, interest rate and currency risks in relation to the market. Additionally, the portfolio managers will use risk management tools, such as models that evaluate risk correlation to various market factors or asset classes, to seek to manage risk on an ongoing basis. The portfolio management team expects to actively evaluate each investment idea and to decide to buy or sell an investment based upon: (i) its return potential; (ii) its level of risk; and (iii) its fit within the team's overall macro strategy, with the goal of continually optimizing the Fund's portfolio.
The Adviser currently targets an annualized volatility range of 4% to 6% (as measured by the standard deviation of the Fund's returns). The Fund's actual or realized volatility during certain periods or over time may materially exceed or be lower than its target volatility range for various reasons, including changes in market levels of volatility and because the Fund's portfolio may include instruments that are inherently volatile. This would increase the risk of investing in the Fund.
The Fund will pursue its investment goal by obtaining long investment exposures through investments in securities and derivatives and short investment exposures substantially through derivatives. A "long" investment exposure is an investment that rises in value with a rise in the value of an asset, asset class or index and declines in value with a decline in the value of that asset, asset class or index. A "short" investment exposure is an investment that rises in value with a decline in the value of an asset, asset class or index and declines in value with a rise in the value of that asset, asset class or index. The value of the Fund's long and short investment exposures may, at times, each reach 100% of the assets invested in the Fund (excluding instruments primarily used for duration management or yield curve management and short-term investments (such as cash and money market instruments)), although these exposures may be higher or lower at any given time.
Fixed-Income Investments. In connection with its principal investment strategies, the Fund may invest in a broad range of U.S. and non-U.S. fixed-income securities, including, but not limited to, corporate bonds, municipal securities, U.S. and non-U.S. government securities (including their agencies, instrumentalities and sponsored entities), securities of supranational entities, emerging market securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations, other mortgage-related securities (such as adjustable rate mortgage securities), asset-backed securities, collateralized loan obligations, bank loans, convertible bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities"), real estate investment trusts ("REITs"), zero-coupon securities, step coupon securities, pay-in-kind ("PIK") securities, inflation-linked bonds, variable and floating rate securities, private placements and commercial paper.
Non-U.S. Currency Investments. Under normal market conditions, the Fund may engage in a broad range of transactions involving non-U.S. and emerging market currencies, including, but not limited to, purchasing and selling forward currency exchange contracts in non-U.S. or emerging market currencies, investing in non-U.S. currency futures contracts, investing in options on non-U.S. currencies and non-U.S. currency futures, investing in cross-currency instruments (such as swaps), investing directly in non-U.S. currencies and investing in securities denominated in non-U.S. currencies. The Fund may engage in non-U.S. currency transactions for investment or for hedging purposes.
Derivative Investments. For investment and hedging purposes, the Fund may invest substantially in a broad range of derivatives instruments and sometimes the majority of its investment returns will derive from its derivative investments. These derivative instruments include, but are not limited to, futures contracts (such as treasury futures and index futures), forward contracts, options (such as options on futures contracts, options on securities, interest rate/bond options, currency options, options on swaps and over-the-counter ("OTC") options), warrants (such as non-U.S. currency warrants), swap transactions (such as interest rate swaps, total return swaps and index swaps) and structured notes (such as equity-linked notes). In addition, the Fund may invest in credit derivative products that may be used to manage default risk and credit exposure. Examples of such products include, but are not limited to, credit default swap index products (such as LCDX, CMBX and ABX index products), single name credit default swaps, loan credit default swaps and asset-backed credit default swaps. The Fund may, at times, invest substantially all of its assets in derivatives and securities used to support its obligations under those derivatives. The Fund's strategy may be highly dependent on the use of derivatives, and to the extent that they become unavailable or unattractive the Fund may be unable to fully implement its investment strategy.
Equity Investments. In connection with its principal investment strategies, the Fund may invest in common stocks, preferred stocks and convertible preferred stocks.
The Fund is non-diversified, which means it may invest a greater portion of its assets in a particular issuer and may invest in fewer issuers. Because the Fund may invest in the securities of fewer issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.
The Fund expects to engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund's return, and realization of greater short-term capital gains, distributions of which are taxable as ordinary income to taxable shareholders. Trading costs and tax effects associated with frequent trading may adversely affect the Fund's performance.
The percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time. In addition, when calculating these exposures, the Fund may use the market value, the notional value, an adjusted notional value or some other measure of the value of a derivative in order to reflect what the Adviser believes to be the most accurate assessment of the Fund's real economic exposure. The total notional value of the Fund's derivative instruments may significantly exceed the total value of the Fund's assets.
Although the Fund seeks positive total returns over time, the Fund's investment returns may be volatile over short periods of time. The Fund may outperform the overall securities market during periods of flat or negative performance and may underperform during periods of strong market performance. There can be no assurance that the Fund's returns over time or during any period will be positive.

Risk [Heading]	rr_RiskHeading	 Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.
Agency Securities Risk: Certain debt securities issued or guaranteed by agencies of the U.S. government are guaranteed as to the payment of principal and interest by the relevant entity but have not been backed by the full faith and credit of the U.S. government. Instead, they have been supported only by the discretionary authority of the U.S. government to purchase the agency's obligations. An event affecting the guaranteeing entity could adversely affect the payment of principal or interest or both on the security and, therefore, these types of securities should be considered to be riskier than U.S. government securities.
Below Investment Grade Fixed-Income Securities Risk: The Fund's investments in below investment grade fixed-income securities, also known as "junk bonds," may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit/counterparty risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment grade fixed-income securities.
Credit/Counterparty Risk: Credit/counterparty risk is the risk that the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter ("OTC") derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains. This risk will be heightened to the extent the Fund enters into derivative transactions with a single counterparty (or affiliated counterparties that are part of the same organization), causing the Fund to have significant exposure to such counterparty.
Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest a significant portion of its assets in currency-related instruments and may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.
Derivatives Risk: Derivative instruments (such as those in which the Fund may invest, including futures contracts, forward contracts, options, warrants and swap transactions) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. The Fund's use of derivatives, such as futures, forward contracts, options, warrants, foreign currency transactions, swaps, credit default swaps and equity-linked and other structured notes, involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward contracts, swaps and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. The Fund's derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund. There is a risk that the Adviser's use of derivatives, such as futures and forward contracts, to manage the Fund's volatility may be ineffective or may exacerbate losses, for example, if the derivative and the underlying assets decrease in value over time. When used, derivatives may affect the amount, timing or character of distributions payable to, and thus taxes payable by, shareholders. Similarly, for accounting and performance reporting purposes, income and gain characteristics may be different than if the Fund held the underlying securities or assets directly.
Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by the U.S. government and an issuer's unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.
Equity Securities Risk: The value of the Fund's investments in preferred stocks could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock.
Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
Inflation/Deflation Risk: Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. Deflation risk is the risk that prices throughout the economy decline over time (the opposite of inflation). Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio. Because the Fund seeks positive returns that exceed the rate of inflation over time, if the portfolio managers' inflation forecasts are incorrect, the Fund may be more severely impacted than other funds.
Interest Rate Risk: Interest rate risk is the risk that the value of the Fund's investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. The value of zero-coupon and PIK bonds may be more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell them, negatively impacting the performance of the Fund. Potential future changes in government monetary policy may affect the level of interest rates, and the current historically low interest rate environment, combined with the Federal Reserve Board's conclusion of its quantitative easing program and recent increases in interest rates, increases the likelihood of interest rates rising in the future.
Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, including short-term capital gains taxable as ordinary income, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund's expenses.
Leverage Risk: Use of derivative instruments may involve leverage. Taking short positions in securities also results in a form of leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on the fund's returns, and may lead to significant losses if investments are not successful.
Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund's investments or in their capacity or willingness to transact may increase the Fund's exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to greater liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Non-exchange traded derivatives are generally subject to greater liquidity risk as well. Liquidity issues may also make it difficult to value the Fund's investments.
Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.
Market/Issuer Risk: The market value of the Fund's investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund's investments, such as management performance, financial condition and demand for the issuers' goods and services. The Fund's Adviser will attempt to reduce this risk by implementing various volatility management strategies and techniques. However, there is no guarantee that such strategies and techniques will produce the intended result.
Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that a rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value, which is called extension risk. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.
Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value.
Short Exposure Risk: A short exposure through a derivative may present various risks, including credit/counterparty risk and leverage risk. If the value of the asset, asset class or index on which the Fund has obtained a short investment exposure increases, the Fund will incur a loss. Unlike a direct cash investment such as a stock, bond or ETF, where the potential loss is limited to the purchase price, the potential risk of loss from a short exposure is theoretically unlimited. Moreover, there can be no assurance that securities necessary to cover (repurchase in order to close) a short position will be available for purchase.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year, life-of-fund and life-of-class periods (as applicable) compare to those of two broad measures of market performance. The 3-Month LIBOR +300 basis points represents the average rate at which a leading bank, for a given currency (in this case, U.S. dollars), can obtain unsecured funding, and is representative of short-term interest rates. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-225-5478.
The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

Bar Chart [Heading]	rr_BarChartHeading	 Total Returns for Class Y Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: First Quarter 2012, 5.54% Lowest Quarterly Return: Third Quarter 2011, -4.71%
Performance Table Heading	rr_PerformanceTableHeading	 Average Annual Total Returns    (for the periods ended December 31, 2018)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The Fund did not have Class T shares outstanding during the periods shown above. The returns of Class T shares would have been substantially similar to the returns of the Fund's other share classes because they would have been invested in the same portfolio of securities and would only differ to the extent the other share classes did not have the same expenses. Performance of Class T shares shown above is that of Class A shares, which have the same expenses as Class T shares, restated to reflect the different sales load applicable to Class T shares.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year, life-of-fund and life-of-class periods (as applicable) compare to those of two broad measures of market performance.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one class of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	im.natixis.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5478
(Loomis Sayles Strategic Alpha Fund) | 3-Month LIBOR
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	2.08%
Past 5 Years	rr_AverageAnnualReturnYear05	0.86%
Life of Fund/Life of Class N	rr_AverageAnnualReturnSinceInception	0.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2010
(Loomis Sayles Strategic Alpha Fund) | 3-Month LIBOR
Prospectus:	rr_ProspectusTable
Life of Fund/Life of Class N	rr_AverageAnnualReturnSinceInception	1.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2017
(Loomis Sayles Strategic Alpha Fund) | 3-Month LIBOR +300 basis points
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	5.18%
Past 5 Years	rr_AverageAnnualReturnYear05	3.93%
Life of Fund/Life of Class N	rr_AverageAnnualReturnSinceInception	3.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2010
(Loomis Sayles Strategic Alpha Fund) | 3-Month LIBOR +300 basis points
Prospectus:	rr_ProspectusTable
Life of Fund/Life of Class N	rr_AverageAnnualReturnSinceInception	4.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2017
(Loomis Sayles Strategic Alpha Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.00%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[9]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 523
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	730
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	954
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,598
Past 1 Year	rr_AverageAnnualReturnYear01	(3.88%)
Past 5 Years	rr_AverageAnnualReturnYear05	1.20%
Life of Fund/Life of Class N	rr_AverageAnnualReturnSinceInception	1.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2010
(Loomis Sayles Strategic Alpha Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.75%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[9]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 278
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	551
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	949
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,062
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	178
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	551
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	949
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,062
Past 1 Year	rr_AverageAnnualReturnYear01	(1.39%)
Past 5 Years	rr_AverageAnnualReturnYear05	1.31%
Life of Fund/Life of Class N	rr_AverageAnnualReturnSinceInception	1.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2010
(Loomis Sayles Strategic Alpha Fund) | Class N
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.70%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[9]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 871
Past 1 Year	rr_AverageAnnualReturnYear01	0.68%
Life of Fund/Life of Class N	rr_AverageAnnualReturnSinceInception	1.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2017
(Loomis Sayles Strategic Alpha Fund) | Class T
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.15%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.00%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[9]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 349
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	560
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	789
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,444
Past 1 Year	rr_AverageAnnualReturnYear01	(2.08%)
Past 5 Years	rr_AverageAnnualReturnYear05	1.57%
Life of Fund/Life of Class N	rr_AverageAnnualReturnSinceInception	2.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2010
(Loomis Sayles Strategic Alpha Fund) | Class Y
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.75%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[9]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 930
Annual Return 2011	rr_AnnualReturn2011	(3.78%)
Annual Return 2012	rr_AnnualReturn2012	12.57%
Annual Return 2013	rr_AnnualReturn2013	1.19%
Annual Return 2014	rr_AnnualReturn2014	2.52%
Annual Return 2015	rr_AnnualReturn2015	(1.43%)
Annual Return 2016	rr_AnnualReturn2016	6.86%
Annual Return 2017	rr_AnnualReturn2017	3.38%
Annual Return 2018	rr_AnnualReturn2018	0.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return: First Quarter 2012, 5.54%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.54%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return: Third Quarter 2011, -4.71%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.71%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Past 1 Year	rr_AverageAnnualReturnYear01	0.53%
Past 5 Years	rr_AverageAnnualReturnYear05	2.33%
Life of Fund/Life of Class N	rr_AverageAnnualReturnSinceInception	2.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2010
(Loomis Sayles Strategic Alpha Fund) | Class Y | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(0.92%)
Past 5 Years	rr_AverageAnnualReturnYear05	0.95%
Life of Fund/Life of Class N	rr_AverageAnnualReturnSinceInception	1.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2010
(Loomis Sayles Strategic Alpha Fund) | Class Y | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	0.33%
Past 5 Years	rr_AverageAnnualReturnYear05	1.17%
Life of Fund/Life of Class N	rr_AverageAnnualReturnSinceInception	1.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2010
(McDonnell Intermediate Municipal Bond Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of federal tax-exempt current income, consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	 Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 76 of the Prospectus, in Appendix A to the Prospectus and on page 121 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Natixis Fund Complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	 Shareholder Fees   (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	 Annual Fund Operating Expenses  (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2020
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 0.75% contingent deferred sales charge ("CDSC") may apply to certain purchases of Class A shares of $500,000 or more that are redeemed within eighteen months of the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 65% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Strategy [Heading]	rr_StrategyHeading	 Investments, Risks and Performance   Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings made for investment purposes) in municipal securities that pay interest exempt from federal income taxes. Municipal securities are debt instruments typically issued by or on behalf of state and local governments, territories or possessions of the United States, including the District of Columbia, and their political subdivisions, agencies and instrumentalities and may include general obligation, revenue and private activity bonds and notes. In addition, the Fund may invest up to 20% of its assets in securities that pay interest subject to federal income taxation. The Fund may invest up to 20% of its assets in debt securities subject to the federal alternative minimum tax. The Fund's investments may include securities issued by the U.S. government, its agencies and instrumentalities and corporate debt securities. The Fund will invest primarily in investment grade fixed-income securities. "Investment grade" securities are those securities that are rated in one of the top four ratings categories at the time of purchase by at least one of the three major ratings agencies (Moody's Investors Service, Inc., Fitch Investors Services, Inc. or S&P Global Ratings), or, if unrated, are determined by McDonnell Investment Management, LLC ("McDonnell" or the "Subadviser") to be of comparable quality. The Subadviser considers pre-refunded bonds and municipal securities escrowed to maturity using U.S. Treasury securities or U.S. government agency securities to be investment grade securities, regardless of rating. The Fund may also invest up to 10% of its assets in securities that are not investment grade (commonly known as "junk bonds"). Under normal circumstances, the dollar-weighted average maturity of the Fund's portfolio is expected to be between 3 and 10 years although the Fund may invest in securities of any maturity.
The portfolio management team seeks to build a portfolio based on a number of factors including sector, duration and maturity distribution, yield, expected return, credit momentum outlook (sector and security level), credit quality, security structure, issue size and liquidity. Through the use of quantitative and fundamental analysis, the pool of possible portfolio investments is screened using these factors to arrive at a narrower universe of securities that the Subadviser believes are suitable for the Fund's portfolio.
Potential investments are also subject to a portfolio risk assessment that may include the following:
  Determining the ability of creditors to fully repay debt obligations in a timely manner.
  Use of a wide variety of internal and external quantitative and analytical and informational sources to assess likelihood of repayment.
  Monitoring rating agency and third party surveillance sources with an emphasis on core holdings.
The Subadviser may sell a security for a variety of reasons, including duration management, yield curve positioning, sector rotation, a change in credit momentum outlook or if more attractive investment opportunities are identified.
The Fund may also:
  Invest in when-issued securities and securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities").
  Enter into futures transactions for hedging and investment purposes.
  Invest in other investment companies to the extent permitted by the Investment Company Act of 1940.

Risk [Heading]	rr_RiskHeading	 Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.
Below Investment Grade Fixed-Income Securities Risk: The Fund's investments in below investment grade fixed-income securities, also known as "junk bonds," may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit/counterparty risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment grade fixed-income securities.
Credit/Counterparty Risk: Credit/counterparty risk is the risk that the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations.
Derivatives Risk: Derivative instruments (such as those in which the Fund may invest, including options, foreign currency transactions, futures transactions and swap transactions) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. The Fund's use of derivatives, such as options, foreign currency transactions, futures transactions, and swap transactions, involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. The Fund's derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund.
Interest Rate Risk: Interest rate risk is the risk that the value of the Fund's investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. In addition, an economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell them, negatively impacting the performance of the Fund. Potential future changes in government monetary policy may affect the level of interest rates, and the current historically low interest rate environment, combined with the Federal Reserve Board's conclusion of its quantitative easing program and recent increases in interest rates, increases the likelihood of interest rates rising in the future.
Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, including short-term capital gains taxable as ordinary income, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund's expenses.
Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of any other investment companies in which it invests in addition to its own expenses.
Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Securities acquired in a private placement, such as Rule 144A securities, generally are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Therefore, the Fund may be unable to dispose of such securities when it desires to do so, or at the most advantageous time or price. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to greater liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Non-exchange traded derivatives are generally subject to greater liquidity risk as well. Liquidity issues may also make it difficult to value the Fund's investments.
Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.
Market/Issuer Risk: The market value of the Fund's investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund's investments, such as management performance, financial condition and demand for the issuers' goods and services.
Municipal Securities Risk: Municipal bonds are investments issued by states, cities, public authorities or political subdivisions to raise money for public purposes, including general obligation bonds and revenue obligations. Municipal securities are subject to information risk, liquidity risk, credit risk and the risks that economic, political, fiscal or regulatory events, legislative changes and the enforceability of rights of municipal bond holders could adversely affect the values of municipal bonds. Municipal obligations may be susceptible to downgrades or defaults during recessions or similar periods of economic stress and insolvent municipalities may file for bankruptcy, which could significantly affect the rights of creditors and the value of the municipal securities. In addition, if the municipal securities held by the Fund fail to meet certain legal requirements allowing interest distributed from such securities to be tax-exempt, the interest received and distributed to shareholders by the Fund may be taxable.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year and life-of-fund periods (as applicable) compare to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-225-5478.
The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

Bar Chart [Heading]	rr_BarChartHeading	 Total Returns for Class Y Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: Second Quarter 2017, 2.24% Lowest Quarterly Return: Fourth Quarter 2016, -3.76%
Performance Table Heading	rr_PerformanceTableHeading	 Average Annual Total Returns    (for the periods ended December 31, 2018)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The Fund did not have Class T shares outstanding during the periods shown above. The returns of Class T shares would have been substantially similar to the returns of the Fund's other share classes because they would have been invested in the same portfolio of securities and would only differ to the extent the other share classes did not have the same expenses. Performance of Class T shares shown above is that of Class A shares, which have the same expenses as Class T shares, restated to reflect the different sales load applicable to Class T shares.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares for the 1-year period exceeds the Return Before Taxes due to an assumed tax benefit from losses on a sale of Fund shares at the end of the measurement period.The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year and life-of-fund periods (as applicable) compare to those of a broad measure of market performance.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one class of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	im.natixis.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5478
(McDonnell Intermediate Municipal Bond Fund) | Bloomberg Barclays Municipal Bond Index
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	1.28%	[10]
Past 5 Years	rr_AverageAnnualReturnYear05	3.82%	[10]
Life of Fund/Life of Class N	rr_AverageAnnualReturnSinceInception	2.73%	[10]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012
(McDonnell Intermediate Municipal Bond Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none	[11]
Redemption Fee	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.31%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.60%	[12]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 370
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	645
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	941
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,781
Past 1 Year	rr_AverageAnnualReturnYear01	(2.64%)
Past 5 Years	rr_AverageAnnualReturnYear05	1.87%
Life of Fund/Life of Class N	rr_AverageAnnualReturnSinceInception	1.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012
(McDonnell Intermediate Municipal Bond Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.06%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.60%	[12]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 249
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	588
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,053
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,342
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	149
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	588
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,053
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,342
Past 1 Year	rr_AverageAnnualReturnYear01	(1.40%)
Past 5 Years	rr_AverageAnnualReturnYear05	1.76%
Life of Fund/Life of Class N	rr_AverageAnnualReturnSinceInception	0.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012
(McDonnell Intermediate Municipal Bond Fund) | Class T
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.65%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.31%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.60%	[12]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 321
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	597
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	894
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,738
Past 1 Year	rr_AverageAnnualReturnYear01	(2.17%)
Past 5 Years	rr_AverageAnnualReturnYear05	1.99%
Life of Fund/Life of Class N	rr_AverageAnnualReturnSinceInception	1.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012
(McDonnell Intermediate Municipal Bond Fund) | Class Y
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.05%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.59%	[12]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 47
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	275
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	522
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,229
Annual Return 2013	rr_AnnualReturn2013	(2.31%)
Annual Return 2014	rr_AnnualReturn2014	6.36%
Annual Return 2015	rr_AnnualReturn2015	2.63%
Annual Return 2016	rr_AnnualReturn2016	(0.55%)
Annual Return 2017	rr_AnnualReturn2017	5.13%
Annual Return 2018	rr_AnnualReturn2018	0.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return: Second Quarter 2017, 2.24%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.24%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2017
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return: Fourth Quarter 2016, -3.76%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.76%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Past 1 Year	rr_AverageAnnualReturnYear01	0.58%
Past 5 Years	rr_AverageAnnualReturnYear05	2.80%
Life of Fund/Life of Class N	rr_AverageAnnualReturnSinceInception	1.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012
(McDonnell Intermediate Municipal Bond Fund) | Class Y | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	0.57%
Past 5 Years	rr_AverageAnnualReturnYear05	2.80%
Life of Fund/Life of Class N	rr_AverageAnnualReturnSinceInception	1.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012
(McDonnell Intermediate Municipal Bond Fund) | Class Y | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	1.37%
Past 5 Years	rr_AverageAnnualReturnYear05	2.60%
Life of Fund/Life of Class N	rr_AverageAnnualReturnSinceInception	1.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012
(Natixis Oakmark Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	 Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 83 of the Prospectus, in Appendix A to the Prospectus and on page 140 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	 Shareholder Fees   (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	 Annual Fund Operating Expenses  (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2020
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 1.00% contingent deferred sales charge ("CDSC") may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example for Class N is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Strategy [Heading]	rr_StrategyHeading	 Investments, Risks and Performance   Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund primarily invests in common stocks of U.S. companies. The Fund generally invests in securities of larger capitalization companies in any industry. Harris Associates L.P. ("Harris Associates") uses a value investment philosophy in selecting equity securities, including common stocks. This value investment philosophy is based upon the belief that, over time, a company's stock price converges with the company's intrinsic value. By "intrinsic value," Harris Associates means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris Associates believes that investing in securities priced significantly below what Harris Associates believes is a company's intrinsic value presents the best opportunity to achieve the Fund's investment objectives.
Harris Associates uses this value investment philosophy to identify companies that it believes have discounted stock prices compared to what Harris Associates believes are the companies' intrinsic values. In assessing such companies, Harris Associates looks for the following characteristics, although not all of the companies selected will have these attributes: (1) free cash flows and intelligent investment of excess cash; (2) earnings that are growing and are reasonably predictable; and (3) high level of company management ownership.
Once Harris Associates identifies a stock that it believes is selling at a significant discount to Harris Associates' estimate of intrinsic value and that the issuer has one or more of the additional qualities mentioned above, Harris Associates generally will consider buying that security for the Fund. Harris Associates usually sells a security when the price approaches its estimated value or the issuer's fundamentals change. Harris Associates monitors each holding and adjusts its price targets as warranted to reflect changes in the issuer's fundamentals. The Fund's portfolio typically holds 30 to 60 stocks.

Risk [Heading]	rr_RiskHeading	 Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.
Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock.
Focused Investment Risk: Because the Fund may invest in a small number of industries or securities, it may have more risk because the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value.
Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.
Market/Issuer Risk: The market value of the Fund's investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund's investments, such as management performance, financial condition and demand for the issuers' goods and services.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year, ten-year, and life-of-class periods compare to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-225-5478.
The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

Bar Chart [Heading]	rr_BarChartHeading	 Total Returns for Class Y Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: Second Quarter 2009, 24.26% Lowest Quarterly Return: Fourth Quarter 2018, -17.07%
Performance Table Heading	rr_PerformanceTableHeading	 Average Annual Total Returns    (for the periods ended December 31, 2018)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The Fund did not have Class T shares outstanding during the periods shown above. The returns of Class T shares would have been substantially similar to the returns of the Fund's other share classes because they would have been invested in the same portfolio of securities and would only differ to the extent the other share classes did not have the same expenses. Performance of Class T shares shown above is that of Class A shares, which have the same expenses as Class T shares, restated to reflect the different sales load applicable to Class T shares.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. The Return After Taxes on Distributions and Sale of Fund Shares for the 1-year period exceeds the Return Before Taxes due to an assumed tax benefit from losses on a sale of Fund shares at the end of the measurement period. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year, ten-year, and life-of-class periods compare to those of a broad measure of market performance.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one class of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	im.natixis.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5478
(Natixis Oakmark Fund) | S&P 500® Index
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(4.38%)
Past 5 Years	rr_AverageAnnualReturnYear05	8.49%
Past 10 Years	rr_AverageAnnualReturnYear10	13.12%
Life of Fund/Life of Class N	rr_AverageAnnualReturnSinceInception	5.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2017
(Natixis Oakmark Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none	[13]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.68%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.13%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[14],[15]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 684
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	913
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,161
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,871
Past 1 Year	rr_AverageAnnualReturnYear01	(18.02%)
Past 5 Years	rr_AverageAnnualReturnYear05	4.34%
Past 10 Years	rr_AverageAnnualReturnYear10	12.33%
(Natixis Oakmark Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.68%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.88%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[14],[15]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 291
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	591
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,016
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,201
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	191
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	591
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,016
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,201
Past 1 Year	rr_AverageAnnualReturnYear01	(14.40%)
Past 5 Years	rr_AverageAnnualReturnYear05	4.80%
Past 10 Years	rr_AverageAnnualReturnYear10	12.16%
(Natixis Oakmark Fund) | Class N
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.68%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	3.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.79%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	3.04%	[14],[15]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	876
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,696
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,832
Past 1 Year	rr_AverageAnnualReturnYear01	(12.60%)
Life of Fund/Life of Class N	rr_AverageAnnualReturnSinceInception	0.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2017
(Natixis Oakmark Fund) | Class T
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.68%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.20%	[16]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.13%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[14],[15]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 362
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	600
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	857
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,590
Past 1 Year	rr_AverageAnnualReturnYear01	(15.17%)
Past 5 Years	rr_AverageAnnualReturnYear05	5.06%
Past 10 Years	rr_AverageAnnualReturnYear10	12.72%
(Natixis Oakmark Fund) | Class Y
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.68%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.88%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[14],[15]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	281
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	488
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,084
Annual Return 2009	rr_AnnualReturn2009	44.39%
Annual Return 2010	rr_AnnualReturn2010	13.47%
Annual Return 2011	rr_AnnualReturn2011	(1.40%)
Annual Return 2012	rr_AnnualReturn2012	17.33%
Annual Return 2013	rr_AnnualReturn2013	38.21%
Annual Return 2014	rr_AnnualReturn2014	10.70%
Annual Return 2015	rr_AnnualReturn2015	(4.18%)
Annual Return 2016	rr_AnnualReturn2016	18.69%
Annual Return 2017	rr_AnnualReturn2017	21.05%
Annual Return 2018	rr_AnnualReturn2018	(12.76%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return: Second Quarter 2009, 24.26%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.26%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return: Fourth Quarter 2018, -17.07%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.07%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Past 1 Year	rr_AverageAnnualReturnYear01	(12.76%)
Past 5 Years	rr_AverageAnnualReturnYear05	5.86%
Past 10 Years	rr_AverageAnnualReturnYear10	13.29%
(Natixis Oakmark Fund) | Class Y | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(14.75%)
Past 5 Years	rr_AverageAnnualReturnYear05	4.05%
Past 10 Years	rr_AverageAnnualReturnYear10	12.17%
(Natixis Oakmark Fund) | Class Y | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(6.10%)
Past 5 Years	rr_AverageAnnualReturnYear05	4.43%
Past 10 Years	rr_AverageAnnualReturnYear10	11.08%
(Vaughan Nelson Value Opportunity Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	 Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 83 of the Prospectus, in Appendix A to the Prospectus and on page 140 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	 Shareholder Fees   (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	 Annual Fund Operating Expenses  (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2020
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 1.00% contingent deferred sales charge ("CDSC") may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Strategy [Heading]	rr_StrategyHeading	 Investments, Risks and Performance   Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund will invest primarily in companies that, at the time of purchase, have market capitalizations either within the capitalization range of the Russell Midcap® Value Index, an unmanaged index that measures the performance of companies with lower price-to-book ratios and lower forecasted growth values within the broader Russell Midcap® Index, or of $15 billion or less. While the market capitalization range for the Russell Midcap® Value Index fluctuates, at December 31, 2018, it was $472.5 million to $33.6 billion. However, the Fund does not have any market capitalization limits and may invest in companies with smaller or larger capitalizations. Equity securities may take the form of stock in corporations, limited partnership interests, interests in limited liability companies, real estate investment trusts ("REITs") or other trusts and similar securities representing direct or indirect ownership interests in business organizations.
Vaughan Nelson Investment Management, L.P. ("Vaughan Nelson") invests in medium-capitalization companies with a focus on those companies meeting Vaughan Nelson's return expectations. Vaughan Nelson uses a bottom-up value oriented investment process in constructing the Fund's portfolio. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies selected will have these attributes:
  Companies earning a positive return on capital with stable-to-improving returns.
  Companies valued at a discount to their asset value.
  Companies with an attractive and sustainable dividend level.
In selecting investments for the Fund, Vaughan Nelson generally employs the following strategies:
  Vaughan Nelson employs a value-driven investment philosophy that selects stocks selling at a relatively low value based on business fundamentals, economic margin analysis and discounted cash flow models. Vaughan Nelson selects companies that it believes are out of favor or misunderstood.
  Vaughan Nelson narrows the investment universe by using value-driven screens to create a research universe of companies with market capitalizations between $1 billion and $20 billion.
  Vaughan Nelson uses fundamental analysis to construct a portfolio that, in the opinion of Vaughan Nelson, is made up of quality companies with the potential to provide significant increases in share price over a three year period.
  Vaughan Nelson will generally sell a security when it reaches Vaughan Nelson's price target or when the issuer shows a change in financial condition, competitive pressures, poor management decisions or internal or external forces reducing future expected returns from those expected at the time of investment.
The Fund may also:
  Invest in convertible preferred stock and convertible debt securities.
  Invest in foreign securities, including emerging markets securities.
  Invest in other investment companies, to the extent permitted by the Investment Company Act of 1940.
  Invest in REITs.
  Invest in securities offered in initial public offerings ("IPOs") and securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities").

Risk [Heading]	rr_RiskHeading	 Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.
Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by the U.S. government and an issuer's unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.
Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. Rule 144A securities may be less liquid than other equity securities. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock. Equity securities may take the form of stock in corporations, limited partnership interests, interests in limited liability companies, REITs or other trusts and other similar securities representing direct or indirect ownership interests in business organizations.
Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of any other investment companies, including exchange-traded funds, in which it invests in addition to its own expenses.
Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund's investments or in their capacity or willingness to transact may increase the Fund's exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to greater liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Liquidity issues may also make it difficult to value the Fund's investments.
Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.
Market/Issuer Risk: The market value of the Fund's investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund's investments, such as management performance, financial condition and demand for the issuers' goods and services.
REITs Risk: Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.
Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-capitalization companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-capitalization companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year, life-of-fund and life-of-class periods (as applicable) compare to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-225-5478.
The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

Bar Chart [Heading]	rr_BarChartHeading	 Total Returns for Class Y Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: Third Quarter 2009, 21.36% Lowest Quarterly Return: Third Quarter 2011, -21.12%
Performance Table Heading	rr_PerformanceTableHeading	 Average Annual Total Returns    (for the periods ended December 31, 2018)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The Fund did not have Class T shares outstanding during the periods shown above. The returns of Class T shares would have been substantially similar to the returns of the Fund's other share classes because they would have been invested in the same portfolio of securities and would only differ to the extent the other share classes did not have the same expenses. Performance of Class T shares shown above is that of Class A shares, which have the same expenses as Class T shares, restated to reflect the different sales load applicable to Class T shares.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. The Return After Taxes on Distributions and Sale of Fund Shares for the 1-year period exceeds the Return Before Taxes due to an assumed tax benefit from losses on a sale of Fund shares at the end of the measurement period. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year, life-of-fund and life-of-class periods (as applicable) compare to those of a broad measure of market performance.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one class of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	im.natixis.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5478
(Vaughan Nelson Value Opportunity Fund) | Russell MidCap® Value Index
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(12.29%)
Past 5 Years	rr_AverageAnnualReturnYear05	5.44%
Past 10 Years	rr_AverageAnnualReturnYear10	13.03%
Life of Fund/Life of Class N	rr_AverageAnnualReturnSinceInception	7.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2013
(Vaughan Nelson Value Opportunity Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none	[13]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%	[17]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.45%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[18]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 714
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,007
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,322
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,210
Past 1 Year	rr_AverageAnnualReturnYear01	(20.92%)
Past 5 Years	rr_AverageAnnualReturnYear05	0.20%
Past 10 Years	rr_AverageAnnualReturnYear10	9.68%
(Vaughan Nelson Value Opportunity Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%	[17]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.19%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[18]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 322
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	685
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,175
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,524
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	222
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	685
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,175
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,524
Past 1 Year	rr_AverageAnnualReturnYear01	(17.47%)
Past 5 Years	rr_AverageAnnualReturnYear05	0.64%
Past 10 Years	rr_AverageAnnualReturnYear10	9.52%
(Vaughan Nelson Value Opportunity Fund) | Class N
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%	[17]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.09%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[18]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	347
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	601
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,329
Past 1 Year	rr_AverageAnnualReturnYear01	(15.78%)
Past 5 Years	rr_AverageAnnualReturnYear05	1.73%
Life of Fund/Life of Class N	rr_AverageAnnualReturnSinceInception	5.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2013
(Vaughan Nelson Value Opportunity Fund) | Class T
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.19%	[16]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%	[17]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.45%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[18]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 394
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	697
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,022
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,942
Past 1 Year	rr_AverageAnnualReturnYear01	(18.20%)
Past 5 Years	rr_AverageAnnualReturnYear05	0.88%
Past 10 Years	rr_AverageAnnualReturnYear10	10.06%
(Vaughan Nelson Value Opportunity Fund) | Class Y
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%	[17]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.20%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[18]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	381
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	660
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,455
Annual Return 2009	rr_AnnualReturn2009	31.37%
Annual Return 2010	rr_AnnualReturn2010	19.96%
Annual Return 2011	rr_AnnualReturn2011	(2.53%)
Annual Return 2012	rr_AnnualReturn2012	16.28%
Annual Return 2013	rr_AnnualReturn2013	41.52%
Annual Return 2014	rr_AnnualReturn2014	11.23%
Annual Return 2015	rr_AnnualReturn2015	(3.47%)
Annual Return 2016	rr_AnnualReturn2016	6.14%
Annual Return 2017	rr_AnnualReturn2017	13.19%
Annual Return 2018	rr_AnnualReturn2018	(15.85%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return: Third Quarter 2009, 21.36%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.36%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return: Third Quarter 2011, -21.12%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.12%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Past 1 Year	rr_AverageAnnualReturnYear01	(15.85%)
Past 5 Years	rr_AverageAnnualReturnYear05	1.66%
Past 10 Years	rr_AverageAnnualReturnYear10	10.62%
(Vaughan Nelson Value Opportunity Fund) | Class Y | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(17.62%)
Past 5 Years	rr_AverageAnnualReturnYear05	0.46%
Past 10 Years	rr_AverageAnnualReturnYear10	9.61%
(Vaughan Nelson Value Opportunity Fund) | Class Y | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(8.08%)
Past 5 Years	rr_AverageAnnualReturnYear05	1.29%
Past 10 Years	rr_AverageAnnualReturnYear10	8.75%

[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.
[2]	The expense information shown in the table above differs from the expense information disclosed in the Fund's financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
[3]	AlphaSimplex Group, LLC ("AlphaSimplex" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.15%, 1.90%, 1.15% and 0.90% of the Fund's average daily net assets for Class A, Class C, Class T and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2020 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, Class C, Class T and Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.
[4]	Other expenses are estimated for the current fiscal year.
[5]	The expense information shown in the table above differs from the expense information disclosed in the Fund's financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
[6]	AlphaSimplex Group, LLC ("AlphaSimplex" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.54%, 2.29%, 1.24%, 1.54% and 1.29% of the Fund's average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2020 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, Class C, Class N, Class T and Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.
[7]	AlphaSimplex Group, LLC ("AlphaSimplex" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.70%, 2.45%, 1.40%, 1.70% and 1.45% of the Fund's average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2020 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, Class C, Class N, Class T and Class Y shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.
[8]	AlphaSimplex Group, LLC ("AlphaSimplex" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.24%, 1.99%, 1.24% and 0.99% of the Fund's average daily net assets for Class A, Class C, Class T and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2020 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, Class C, Class T and Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.
[9]	Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.00%, 1.75%, 0.70%, 1.00% and 0.75% of the Fund's average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2020 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, Class C, Class N, Class T and Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.
[10]	Effective May 22, 2017, the Bloomberg Barclays Municipal Bond Index replaced the Bloomberg Barclays 3-15 Year Blend Municipal Bond Index as the Fund's primary benchmark because the Fund believes the Bloomberg Barclays Municipal Bond Index, an index which covers the U.S. dollar-denominated long-term tax exempt bond market, is a more appropriate comparison to the Fund's investment strategies. It is not possible to invest directly in an index.
[11]	A 0.75% contingent deferred sales charge ("CDSC") may apply to certain purchases of Class A shares of $500,000 or more that are redeemed within eighteen months of the date of purchase.
[12]	The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 0.70%, 1.45%, 0.70% and 0.45% of the Fund's average daily net assets for Class A, Class C, Class T and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2020 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, Class C, Class T and Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.
[13]	A 1.00% contingent deferred sales charge ("CDSC") may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.
[14]	Natixis Advisors, L.P. ("Natixis Advisors") has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2020 and may be terminated before then only with the consent of the Fund's Board of Trustees.
[15]	The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.30%, 2.05%, 1.00%, 1.30% and 1.05% of the Fund's average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2020 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, C, N, T and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
[16]	Other expenses are estimated for the current fiscal year.
[17]	The expense information shown in the table above differs from the expense information disclosed in the Fund's financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
[18]	The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.40%, 2.15%, 1.10%, 1.40% and 1.15% of the Fund's average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2020 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, C, N, T and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.